Stock Incentive Plans (Detail Textuals 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Incentive Plans [Abstract]
Options to purchase shares of common stock outstanding		1,100,000
Issued	232,000	1,039,000
Common stock available for future grants or awards		8,400,000
Term of plan		10 years
Vesting period		3 years
Unrecognized compensation cost related to unvested stock options	$ 640,000	$ 1,600,000
Unrecognized compensation cost related to unvested stock options, recognition period	2 years	2 years
Intrinsic value of options outstanding	$ 0	$ 0
Intrinsic value of options exercisable	$ 0	0
Options outstanding exercise price	$ 0.48
Total grant date fair value of options vested		$ 150,000	$ 120,000